Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Revenue	$ 3,356	$ 2,086	$ 8,316	$ 5,633	$ 10,285		$ 6,566
Operating expenses
Direct third-party expenses	2,129	1,505	5,465	4,120	6,699		3,614
Datacenter and network operations, excluding depreciation	1,177	639	3,780	1,327	2,416		579
Product development and sustainment, excluding depreciation	1,092	387	2,185	1,270	2,097		3,120
Sales and marketing, excluding depreciation	1,334	1,632	3,694	4,605	6,089		4,791
General and administrative, excluding depreciation	1,325	2,510	4,817	9,775	12,128		17,492
Depreciation and amortization	1,019	1,258	3,387	2,554	3,785		4,073
Impairment charges							3,525
Restructuring							1,496
Total operating expenses	8,076	7,931	23,328	23,651	33,214		38,690
Operating loss	(4,720)	(5,845)	(15,012)	(18,018)	(22,929)		(32,124)
Other income (expense), net
Other income (expense)	1	22	5	(150)	(103)		(931)
Interest and investment income, net	1	6	4	19	23		10
Interest expense	0	(324)	0	(1,341)	(1,342)		(1,924)
Total other income (expense), net	2	(296)	9	(1,472)	(1,422)		(2,845)
Loss from continuing operations before income taxes	(4,718)	(6,141)	(15,003)	(19,490)	(24,351)		(34,969)
Provision/benefit for income taxes	0	0	0	0			(277)
Net loss from continuing operations	(4,718)	(6,141)	(15,003)	(19,490)	(24,351)		(34,692)
Net (loss) income from discontinued operations	(774)	(582)	(350)	15,023	14,037		450
Net loss	(5,492)	(6,723)	(15,353)	(4,467)	(10,314)		(34,242)
Accretion of redeemable preferred stock	(156)	(132)	(449)	(387)	(525)		(111)
Series J redeemable preferred stock dividends	(1,227)	(1,080)	(3,530)	(3,106)
Net loss attributable to common stockholders	(6,875)	(7,935)	(19,332)	(7,960)	(15,060)		(35,293)
Net income (loss) per share attributable to common stockholders - basic and diluted - Continuing operations (in dollars per share)	$ (1.30)	$ (1.58)	$ (4.07)	$ (4.94)	$ (6.26)	[1]	$ (7.76)	[1]
Net income (loss) per share attributable to common stockholders - basic and diluted - Discontinued operations (in dollars per share)	$ (0.17)	$ (0.12)	$ (0.07)	$ 3.23	$ 3.02	[1]	$ 0.10	[1]
Total net income (loss) per share attributable to common stockholders (in dollars per share)	$ (1.47)	$ (1.70)	$ (4.14)	$ (1.71)	$ (3.24)	[1]	$ (7.66)	[1]
Weighted-average common shares outstanding - basic and diluted (in shares)	4,674,079	4,662,287	4,668,826	4,649,345	4,650,920	[1]	4,605,692	[1]
Datacenter and network operations [Member]
Depreciation and amortization by function
Datacenter and network operations					2,334		2,003
Product development and sustainment [Member]
Depreciation and amortization by function
Product development and sustainment					340		603
Sales and marketing [Member]
Depreciation and amortization by function
Sales and marketing					925		1,282
General and administrative [Member]
Depreciation and amortization by function
General and administrative					186		185
Series J Preferred Stock [Member]
Other income (expense), net
Accretion of redeemable preferred stock	(200)	(100)	(400)	(400)
Series J redeemable preferred stock dividends					$ (4,221)		$ (940)

[1]	Prior period disclosures have been adjusted to reflect the impact of the one-for-ten reverse stock split that took effect on April 23, 2013, as discussed in Note 2.